Income Taxes (Details) - Schedule of reconciliation of tax computed by applying the statutory income tax rate ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Loss before income taxes	¥ (105,728)	$ (15,328)	¥ (121,267)	¥ (80,653)
Income tax benefit computed at the statutory income tax rate at 25%	26,432	3,832	30,317	20,163
Non-deductible expenses	(6,109)	(886)	(538)	2,475
International rate differences	(13,440)	(1,949)	(18,708)	(9,606)
Preferential tax rate differences	(938)	(136)	(1,099)	(552)
Effect of change in tax rate			(1,967)
Effect of impairment of goodwill	(3,190)	(462)
Effect of true up of net loss carryforward	(1,347)				$ (195)
Change in valuation allowance	722	105	(6,825)	(12,392)
Income tax benefit	¥ 2,130	$ 309	¥ 1,180	¥ 88